Segment reporting - Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019	Dec. 31, 2018
ASSETS
Vessels	$ 2,865,308	$ 3,177,262
Assets under construction (Note 8)	207,069	0
Right-of-use assets (Note 8)	52,955	58,908		$ 87,600	$ 87,598
Other tangible assets	1,759	2,265
Intangible assets	161	39
Receivables	55,054	71,083
Investments in equity accounted investees (Note 26)	51,703	50,322
Deferred tax assets	1,357	2,715
Non-Current assets	3,235,366	3,362,594
Total current assets	451,873	802,249
TOTAL ASSETS	3,687,239	4,164,843
EQUITY and LIABILITIES
Total equity	2,311,786	2,311,855
Bank and other loans	836,318	1,173,944
Other notes	198,279	198,571
Other borrowings	100,056	107,978
Lease liabilities	21,172	43,161
Other payables	6,893	3,809
Deferred tax liabilities	0	0
Employee benefits	7,987	8,094			$ 4,336
Provisions	1,154	1,381
Total non-current liabilities	1,171,859	1,536,938
Total current liabilities	203,594	316,050
TOTAL EQUITY and LIABILITIES	3,687,239	4,164,843
Operating segments | Tankers
ASSETS
Vessels	2,875,348	3,198,993	[1]
Assets under construction (Note 8)	207,069	0	[1]
Right-of-use assets (Note 8)	52,955	58,908	[1]
Other tangible assets	1,759	2,265	[1]
Intangible assets	161	39	[1]
Receivables	46,419	52,502	[1]
Investments in equity accounted investees (Note 26)	2,822	2,355	[1]
Deferred tax assets	1,357	2,715	[1]
Non-Current assets	3,187,890	3,317,777	[1]
Total current assets	453,009	805,613	[1]
TOTAL ASSETS	3,640,899	4,123,390	[1]
EQUITY and LIABILITIES
Total equity	2,264,271	2,268,490	[1]
Bank and other loans	836,318	1,173,944	[1]
Other notes	198,279	198,571	[1]
Other borrowings	100,056	107,978	[1]
Lease liabilities	21,172	43,161	[1]
Other payables	6,893	3,809	[1]
Deferred tax liabilities	0	0	[1]
Employee benefits	7,987	8,094	[1]
Provisions	1,154	1,381	[1]
Total non-current liabilities	1,171,859	1,536,938	[1]
Total current liabilities	204,769	317,962	[1]
TOTAL EQUITY and LIABILITIES	3,640,899	4,123,390	[1]
Operating segments | FSO
ASSETS
Vessels	115,248	131,958	[1]
Assets under construction (Note 8)	0	0	[1]
Right-of-use assets (Note 8)	0	0	[1]
Other tangible assets	0	0	[1]
Intangible assets	0	0	[1]
Receivables	0	0	[1]
Investments in equity accounted investees (Note 26)	0	0	[1]
Deferred tax assets	0	1,116	[1]
Non-Current assets	115,248	133,074	[1]
Total current assets	10,182	10,405	[1]
TOTAL ASSETS	125,430	143,479	[1]
EQUITY and LIABILITIES
Total equity	47,515	43,365	[1]
Bank and other loans	36,237	67,962	[1]
Other notes	0	0	[1]
Other borrowings	0	0	[1]
Lease liabilities	0	0	[1]
Other payables	242	539	[1]
Deferred tax liabilities	11,525	4,769	[1]
Employee benefits	0	0	[1]
Provisions	0	0	[1]
Total non-current liabilities	48,004	73,270	[1]
Total current liabilities	29,911	26,844	[1]
TOTAL EQUITY and LIABILITIES	125,430	143,479	[1]
Less: Equity-accounted investees
ASSETS
Vessels	125,288	153,689	[1]
Assets under construction (Note 8)	0	0	[1]
Right-of-use assets (Note 8)	0	0	[1]
Other tangible assets	0	0	[1]
Intangible assets	0	0	[1]
Receivables	(8,635)	(18,581)	[1]
Investments in equity accounted investees (Note 26)	(48,881)	(47,967)	[1]
Deferred tax assets	0	1,116	[1]
Non-Current assets	67,772	88,257	[1]
Total current assets	11,318	13,769	[1]
TOTAL ASSETS	79,090	102,026	[1]
EQUITY and LIABILITIES
Total equity	0	0	[1]
Bank and other loans	36,237	67,962	[1]
Other notes	0	0	[1]
Other borrowings	0	0	[1]
Lease liabilities	0	0	[1]
Other payables	242	539	[1]
Deferred tax liabilities	11,525	4,769	[1]
Employee benefits	0	0	[1]
Provisions	0	0	[1]
Total non-current liabilities	48,004	73,270	[1]
Total current liabilities	31,086	28,756	[1]
TOTAL EQUITY and LIABILITIES	$ 79,090	$ 102,026	[1]

[1]	The Group initially applied IFRS 16 at 1 January 2019, which requires the recognition of right-of-use assets and lease liabilities for lease contracts that were previously classified as operating leases. As a result, the Group recognized $87.6 million of right-of-use assets and $105.3 million of liabilities from those lease contracts. The assets and liabilities are included in the Tankers and FSO segments as at 31 December 2020 and 31 December 2019. The Group has applied IFRS 16 using the modified retrospective approach, under which comparative information is not restated (see Note 1.19).